LONG-TERM DEBT - SCHEDULE OF LONG-TERM DEBT MATURITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016		$ 40,000
2017		40,000
2018		40,000
2019		40,000
2020		40,000
2021		40,000
2022		1,005,172
Total		1,245,172
Less: Current portion of long-term debt	$ 40,000	40,000	$ 0
Less: Net adjustment for remaining original issue discount on Term Loan and original issue premium related to the Match Exchange Offer	(11,266)	(11,691)	0
Total long-term debt, net of current maturities	$ 1,167,897	$ 1,176,871	$ 0